[LETTERHEAD OF KIRKPATRICK & LOCKHART NICHOLSON GRAHAM LLP]

April 28, 2006

Via Edgar and Facsimile (202) 772-9217
Jeffrey P. Riedler	Jeryl A. Bowers
Assistant Director
Division of Corporate Finance	310.552.5021
Securities and Exchange Commission	Fax: 310.552.5001
450 5th Street, N.W.	jbowers@klng.com
Washington D.C. 20549

Re:	Berman Center, Inc.
Amendment No. 4 to Form SB-2 (File No. 333-126387)
Amendment No. 3 to Form 10-SB (File No. 000-19562)

Dear Mr. Riedler:

In response to oral comments to Berman Center, Inc.’s (the “Company”) registration statement on Form SB-2 received from the Securities and Exchange Commission, we are hereby filing Amendment No. 4 to the registration statement to (i) change the disclosure regarding FASB Statement of Financial Accounting Standards No. 154 in Note 5 (page F-14) such that the implementation date is identified as “January 1, 2006” (as opposed to November 1, 2006) and (ii) add a disclosure to Note 7 to the financial statements (page F-15) regarding the “Deposits” line item on the Consolidated Balance Sheet as of December 31, 2005. We are also hereby filing Amendment No. 3 to the Company’s Form 10-SB to reflect the foregoing changes.

We have attached the changed pages to facilitate your review.

Please do not hesitate to contact the undersigned with any questions.

Sincerely,

/s/ Jeryl A. Bowers

Jeryl A. Bowers

cc:	Mary K. Fraser, Esq.
Joseph Roesler
Suzanne Hayes
Joel Parker
Samuel Chapman
William McDunn